As filed with the Securities and Exchange Commission on February 7 , 2018
 File Nos. 333-159484 and 811-22298

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C.  20549
FORM N-1A

REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 28 8	☒
and/or
REGISTRATION STATEMENT UNDER INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 29 2	☒

(Check appropriate box or boxes)

Starboard Investment Trust
 (Exact Name of Registrant as Specified in Charter)

116 South Franklin Street, P. O. Box 69, Rocky Mount, NC  27802
 (Address of Principal Executive Offices)

252-972-9922
(Registrant's Telephone Number, including Area Code)

Matthew J. Beck
116 South Franklin Street
P.O. Box 69
Rocky Mount, NC  27802

Approximate Date of Proposed Public Offering:	As soon as practicable after the effective
date of this Registration Statement

It is proposed that this filing will become effective: (check appropriate box)

[   ] immediately upon filing pursuant to paragraph (b)
[X] on February 9 , 2018 pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] on (date) pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment to the Registration Statement on Form N-1A is filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating February 9, 2018 as the new effective date for Post-Effective Amendment No. 283 to the Registration Statement filed on December 1, 2017 for the Cavalier Funds. This Post-Effective Amendment incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 283 to the Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended ("Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, State of North Carolina on this 7th  day of February , 2018.

STARBOARD INVESTMENT TRUST

By:	/s/ Katherine M. Honey
Katherine M. Honey
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

*
James H. Speed, Jr.	Trustee and Chairman	February 7 , 2018
*
J. Buckley Strandberg	Trustee	February 7 , 2018
*
Michael G. Mosley	Trustee	February 7 , 2018
*
Theo H. Pitt, Jr.	Trustee	February 7 , 2018
*
Ashley E. Harris	Treasurer, Assistant Secretary and Principal	February 7 , 2018
Financial Officer

* By: /s/ Katherine M. Honey	February 7 , 2018
Katherine M. Honey President, Principal Executive Officer, and Attorney-in-Fact